UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  July 28, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total: 1213344

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.
 2   Not known             GIC Real Estate, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
AMB Property Corp.             COM              00163T109    48578 1977740.000SH     SOLE              1783790.000        193950.00
                                                              1450 59030.000SH       DEFINED 01          59030.000
Alexandria Real Estate Equitie COM              015271109    24279 707595.000SH      SOLE               630545.000         77050.00
                                                                11  310.000 SH       DEFINED 01            310.000
Arden Realty Trust             COM              039793104    67707 2525190.000SH     SOLE              2269990.000        255200.00
                                                              6452 240650.000SH      DEFINED 01          47150.000        193500.00
AvalonBay Communities, Inc.    COM              053484101    89928 1885772.000SH     SOLE              1692942.000        192830.00
                                                               915 19190.000SH       DEFINED 01          19190.000
Boston Properties, Inc.        COM              101121101    49254 1147100.000SH     SOLE              1033400.000        113700.00
                                                                58 1340.000 SH       DEFINED 01           1340.000
Brandywine Realty Trust        COM              105368203    22781 1125000.000SH     SOLE               961200.000        163800.00
                                                                13  640.000 SH       DEFINED 01            640.000
Camden Property Trust          COM              133131102    51795 1670814.000SH     SOLE              1491751.000        179063.00
                                                                25  820.000 SH       DEFINED 01            820.000
Catellus Development Corporati COM              149111106    18620 1064000.000SH     SOLE               931900.000        132100.00
Developers Diversified Realty  COM              251591103    12096 939520.000SH      SOLE               817170.000        122350.00
                                                                10  800.000 SH       DEFINED 01            800.000
Equity Office Properties Trust COM              294741103    93628 3014173.000SH     SOLE              2647296.000        366877.00
                                                               761 24500.000SH       DEFINED 01          24500.000
Equity Residential Properties  COM              29476L107    64944 1353007.000SH     SOLE              1187520.000        165487.00
                                                                93 1930.000 SH       DEFINED 01           1930.000
Essex Property Trust, Inc.     COM              297178105    31394 566940.000SH      SOLE               506640.000         60300.00
                                                                19  340.000 SH       DEFINED 01            340.000
Federal Realty Investment Trus COM              313747206    17593 919915.000SH      SOLE               827315.000         92600.00
                                                                14  710.000 SH       DEFINED 01            710.000
Gables Residential Trust       COM              362418105    17736 652370.000SH      SOLE               566970.000         85400.00
                                                               295 10850.000SH       DEFINED 01          10850.000
General Growth Properties      COM              370021107    26028 808630.000SH      SOLE               717130.000         91500.00
                                                                29  910.000 SH       DEFINED 01            910.000
Highwoods Properties, Inc.     COM              431284108    20651 874100.000SH      SOLE               766900.000        107200.00
                                                              4443 188070.000SH      DEFINED 01          28070.000        160000.00
Home Properties of New York, I COM              437306103     9484 317440.000SH      SOLE               275190.000         42250.00
                                                                19  630.000 SH       DEFINED 01            630.000
Host Marriott Corporation      COM              44107P104    20818 1850495.000SH     SOLE              1616195.000        234300.00
Liberty Property Trust         COM              531172104    45858 1667570.000SH     SOLE              1526470.000        141100.00
                                                                32 1180.000 SH       DEFINED 01           1180.000
Macerich Company               COM              554382101    40396 1900980.000SH     SOLE              1710380.000        190600.00
                                                                11  510.000 SH       DEFINED 01            510.000
Mack-Cali Realty Corporation   COM              554489104    43915 1557970.000SH     SOLE              1386570.000        171400.00
                                                              7270 257924.000SH      DEFINED 02 01         800.000        257124.00
Post Properties, Inc.          COM              737464107    52571 1206790.000SH     SOLE              1079990.000        126800.00
                                                              1186 27230.000SH       DEFINED 01          27230.000
Prentiss Property Trust        COM              740706106    26158 1001263.000SH     SOLE               948863.000         52400.00
                                                                29 1110.000 SH       DEFINED 01           1110.000
Reckson Associates Class B     COM              75621K304     2511 97060.000SH       SOLE                97060.000
                                                               556 21500.000SH       DEFINED 01          21500.000
Reckson Associates Realty      COM              75621K106    25927 1016750.000SH     SOLE               876050.000        140700.00
                                                                16  640.000 SH       DEFINED 01            640.000
SL Green Realty Corp           COM              78440X101    47082 1677750.000SH     SOLE              1506650.000        171100.00
                                                               882 31420.000SH       DEFINED 01          31420.000
Security Capital Group-B       COM              81413P204    36168 1909854.500SH     DEFINED 02                           1909854.5
Simon Property Group, Inc.     COM              828806109    34326 1464575.000SH     SOLE              1250525.000        214050.00
                                                                57 2450.000 SH       DEFINED 01           2450.000
Spieker Properties, Inc.       COM              848497103    48590 844120.000SH      SOLE               744070.000        100050.00
                                                                58 1000.000 SH       DEFINED 01           1000.000
Starwood Hotels & Resorts Worl COM              85590A203     5539 177259.000SH      SOLE               177259.000
Urban Shopping Centers, Inc.   COM              917060105    53535 1127050.000SH     SOLE               991350.000        135700.00
                                                                31  650.000 SH       DEFINED 01            650.000
Vornado Realty Trust           COM              929042109    39027 1051220.000SH     SOLE               930120.000        121100.00
                                                                59 1590.000 SH       DEFINED 01           1590.000
Wyndham International, Inc.    COM              983101106      500 276025.000SH      SOLE               276025.000
ALEXANDRIA RE Eq., Inc. PFD SE                  015271208     4725 200000.00SH       SOLE                                  200000.0
AMB PPTYS PFD SER A 8.5%                        00163T208     3820 162109.00SH       SOLE                                  162109.0
ARCHSTONE COMMUN PFD SER C 8.6                  039581400     2311 95800.00 SH       SOLE                                   95800.0
AVALONBAY COMMUN PFD SER D 8%                   053484309     2253 102400.00SH       SOLE                                  102400.0
AVALONBAY COMMUN PFD SER F 9%                   053484507     5594 227150.00SH       SOLE                                  227150.0
AVALONBAY COMMUN PFD SER G 8.9                  053484606      819 33700.00 SH       SOLE                                   33700.0
AVAVONBAY COMMUN PFD SER H 8.7                  053484705     1095 45500.00 SH       SOLE                                   45500.0
CENTERPOINT PPTYS PFD SER A 8.                  151895208     2348 100700.00SH       SOLE                                  100700.0
DEVELOPERS DIVERS RLTY PFD DP                   251591301      371 15900.00 SH       SOLE                                   15900.0
DEVELOPERS DIVERS RLTY PFD SER                  251591509      503 22000.00 SH       SOLE                                   22000.0
DEVELOPERS DIVERS RLTY PFD SER                  251591608     2743 131000.00SH       SOLE                                  131000.0
EQUITY OFFICE PPTYS PFD SER A                   294741202     7785 315335.00SH       SOLE                                  315335.0
EQUITY OFFICE PPTYS PFD SER C                   294741608     5385 218700.00SH       SOLE                                  218700.0
EQUITY RESIDENTIAL PPTYS PFD S                  29476L206     1206 50000.00 SH       SOLE                                   50000.0
EQUITY RESIDENTIAL PPTYS PFD S                  29476L305     4936 199940.00SH       SOLE                                  199940.0
EQUITY RESIDENTIAL PPTYS PFD S                  29476L503     1170 47400.00 SH       SOLE                                   47400.0
EQUITY RESIDENTIAL PPTYS PFD S                  29476L875     4424 181500.00SH       SOLE                                  181500.0
FEDERAL REALTY PFD SER A 7.95%                  313747404      330 16000.00 SH       SOLE                                   16000.0
GABLES RESIDENTIAL PFD SER A 8                  362418204     1449 70660.00 SH       SOLE                                   70660.0
Home PPTYS of NY, Inc PFD Ser                   437306301    25000 250000.00SH       SOLE                                  250000.0
POST PPTYS PFD SER C 7.625%                     737464404      744 34900.00 SH       SOLE                                   34900.0
POST PROPERTIES PFD SER A 8.5%                  737464206     3390 72900.00 SH       SOLE                                   72900.0
POST PROPERTIES PFD SER B 7.62                  737464305     4050 181000.00SH       SOLE                                  181000.0
PROLOGIS TRUST PFD SER A 9.40%                  743410201     1796 73700.00 SH       SOLE                                   73700.0
PROLOGIS TRUST PFD SER C 8.54%                  743410409     2056 51070.00 SH       SOLE                                   51070.0
PROLOGIS TRUST PFD SER D 7.92%                  743410508     1753 82000.00 SH       SOLE                                   82000.0
SIMON PPTYS PFD SER B 8.75%                     78462M207     4772 197822.00SH       SOLE                                  197822.0
SPIEKER PPTYS PFD SER B 9.45%                   848497202     2096 84476.00 SH       SOLE                                   84476.0
SPIEKER PPTYS PFD SER C 7.875%                  848497301     1656 73200.00 SH       SOLE                                   73200.0
SPIEKER PPTYS PFD SER E 8%                      848497400     2865 125600.00SH       SOLE                                  125600.0
TAUBMAN CENTERS PFD SER A 8.3%                  876664202      830 45800.00 SH       SOLE                                   45800.0
VORNADO REALTY TRUST PFD Ser B                  929042307     3923 173400.00SH       SOLE                                  173400.0
VORNADO REALTY TRUST PFD Ser C                  929042406     5618 249700.00SH       SOLE                                  249700.0
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